Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in the consolidation

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2023	2022	2021
Libra Shipping Enterprises Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alegria Shipping Corporation(35)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Felicity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Gemini Shipping Corporation(14)	Former Vessel-Owning Company	Marshall Is.	1/01–2/07	1/01–12/31	1/01–12/31
Galaxy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Palermo Shipping S.A.(14)	Former Vessel-Owning Company	Marshall Is.	1/01–2/07	1/01–12/31	1/01–12/31
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Hyperion Enterprises Inc. (54)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Surf Maritime Co.(12)	Navios Pollux	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01–12/31	1/01–12/31	1/01–12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Orbiter Shipping Corp.(57)	Navios Orbiter	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Golem Navigation Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perigiali Navigation Limited(53)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ammos Shipping Corp.(40)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fairy Shipping Corporation (5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Limestone Shipping Corporation (28)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Dune Shipping Corp.(13)	Former Vessel-Owning Company	Marshall Is.	1/01–2/21	1/01–12/31	1/01–12/31
Citrine Shipping Corporation(13)	Former Vessel-Owning Company	Marshall Is.	1/01–2/21	1/01–12/31	1/01–12/31
Cavalli Navigation Inc.	Former Vessel-Owning Company	Liberia	1/01–12/31	1/01–12/31	1/01–12/31
Seymour Trading Limited(2)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Goldie Services Company(34)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oceanus Shipping Corporation(19)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cronus Shipping Corporation	Protostar N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leto Shipping Corporation(17)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Dionysus Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Prometheus Shipping Corporation(18)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Camelia Shipping Inc.(31)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Azalea Shipping Inc.(1)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amaryllis Shipping Inc.(38)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Wenge Shipping Corporation(20)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sunstone Shipping Corporation	Copernicus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fandango Shipping Corporation	Unity N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Flavescent Shipping Corporation	Odysseus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Emery Shipping Corporation	Navios Gem	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rondine Management Corp.	Navios Victory	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	1/01–12/31	1/01–12/31	3/30–12/31
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	1/01–12/31	1/01–12/31	3/30–12/31
Olympia II Navigation Limited(12)	Navios Domino	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Pingel Navigation Limited(12)	Navios Delight	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Ebba Navigation Limited(12)	Navios Destiny	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Clan Navigation Limited(12)	Navios Devotion	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Sui An Navigation Limited(23)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Bertyl Ventures Co.	Navios Azure	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Silvanus Marine Company(12)	Navios Summer	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Anthimar Marine Inc.(12)	Navios Amarillo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Enplo Shipping Limited(12)	Navios Verde	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Morven Chartering Inc.(12)	Navios Verano (ex. Matson Oahu)	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Rodman Maritime Corp.(12)	Navios Spring	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Isolde Shipping Inc.(12)	Navios Indigo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Velour Management Corp.(12)	Navios Vermilion	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Evian Shiptrade Ltd.(12)	Matson Lanai	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Nefeli Navigation S.A.(12)	Navios Unison	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31

Chernava Marine Corp.	Navios Bahamas (ex. Bahamas)	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Proteus Shiptrade S.A.	Zim Carmel	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Vythos Marine Corp.(12)	Navios Constellation	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Vinetree Marine Company	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bato Marine Corp.(32)	Navios Armonia	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Agron Navigation Company(21)	Navios Azalea	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Teuta Maritime S.A.(58)	Navios Altair	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Ambracia Navigation Company(12), (29)	Navios Primavera	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Artala Shipping Co.(55)	Navios Sakura	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	1/01–12/31	1/01–12/31	4/28–12/31
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	1/01–12/31	1/01–12/31	5/10–12/31
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	1/01–12/31	1/01–12/31	5/10–12/31
Morganite Shipping Corporation(12), (27)	Navios Meridian	Marshall Is.	1/01–12/31	1/01–12/31	6/01–12/31
Balder Maritime Ltd.(26)	Navios Koyo	Marshall Is.	1/01–12/31	1/01–12/31	6/04–12/31
Melpomene Shipping Corporation(50)	Sparrow (ex. Zim Sparrow)	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Urania Shipping Corporation(25)	Zim Eagle	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Terpsichore Shipping Corporation(8)	TBN I	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Erato Shipmanagement Corporation(6)	TBN II	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Lavender Shipping Corporation(12), (7)	Navios Ray	Marshall Is.	1/01–12/31	1/01–12/31	6/30–12/31
Nostos Shipmanagement Corp.(12), (7)	Navios Bonavis	Marshall Is.	1/01–12/31	1/01–12/31	6/30–12/31
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	1/01–12/31	1/01–12/31	8/25–12/31

Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	1/01–12/31	1/01–12/31	8/25–12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Amorgos Shipping Corporation(44)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Andros Shipping Corporation (43)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antikithira Shipping Corporation	Nave Equator	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antiparos Shipping Corporation(12)	Nave Atria	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antipaxos Shipping Corporation(39)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Crete Shipping Corporation	Nave Cetus	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Delos Shipping Corporation (45)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Ikaria Shipping Corporation(12)	Nave Aquila	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Ios Shipping Corporation	Nave Cielo	Cayman Islands	1/01–12/31	1/01–12/31	8/25–12/31
Iraklia Shipping Corporation	Bougainville	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kimolos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kithira Shipping Corporation	Nave Orbit	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kos Shipping Corporation(12)	Nave Bellatrix	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Leros Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Mytilene Shipping Corporation(12)	Nave Orion	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Samothrace Shipping Corporation(12)	Nave Pulsar	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Serifos Shipping Corporation	Nave Estella	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	1/01–12/31	1/01–12/31	8/25–12/31
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Thera Shipping Corporation	Nave Atropos	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31

Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Thasos Shipping Corporation	Nave Equinox	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01–12/31	1/01–12/31	8/25–12/31
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	1/01–12/31	1/01–12/31	8/25–12/31
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Doxa International Corp.	Nave Electron	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Alkmene Shipping Corporation(38)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Dione Shipping Corporation(46)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Rhea Shipping Corporation(36)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tzia Shipping Corporation (30)	Nave Celeste	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31

Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kleio Shipping Corporation(6)	TBN III	Marshall Is.	1/01–12/31	1/01–12/31	8/12–12/31
Polymnia Shipping Corporation(6)	TBN IV	Marshall Is.	1/01–12/31	1/01–12/31	8/12–12/31
Goddess Shiptrade Inc.(41)	Navios Astra	Marshall Is.	1/01–12/31	1/01–12/31	8/02–12/31
Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	1/01–12/31	1/01–12/31	7/09–12/31
Thalia Shipping Corporation(6)	TBN VII	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Muses Shipping Corporation(6)	TBN VIII	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Euterpe Shipping Corporation(8)	TBN VI	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Calliope Shipping Corporation(8)	TBN V	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Karpathos Shipping Corporation(6)	TBN XV	Marshall Is.	1/01–12/31	6/22–12/31	—
Patmos Shipping Corporation(49)	TBN XVI	Marshall Is.	1/01–12/31	6/22–12/31	—
Tarak Shipping Corporation(6)	TBN X	Marshall Is.	1/01–12/31	4/26–12/31	—
Astrovalos Shipping Corporation(8)	TBN IX	Marshall Is.	1/01–12/31	4/26–12/31	—
Ithaki Shipping Corporation(6)	TBN XII	Marshall Is.	1/01–12/31	4/26–12/31	—
Gavdos Shipping Corporation(6)	TBN XI	Marshall Is.	1/01–12/31	4/26–12/31	—
Galera Management Company(56)	Navios Amethyst	Marshall Is.	1/01–12/31	6/24-12/31	—
Vatselo Enterprises Corp.(9), (12)	Navios Alegria	Marshall Is.	1/01–12/31	6/24-12/31	—
Thalassa Marine S.A.	Navios Galaxy II	Marshall Is.	1/01–12/31	7/29-12/31	—
Anafi Shipping Corporation(12)	Navios Sky	Marshall Is.	1/01–12/31	9/08-12/31	—
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	1/01–12/31	7/29-12/31	—
Bulkinvest S.A.	Operating Company	Luxembourg	1/01–12/31	9/08-12/31	—
Cloud Atlas Marine S.A.	Navios Uranus	Marshall Is.	1/01–12/31	7/29-12/31	—
Corsair Shipping Ltd. (33)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/08-12/31	—
Ducale Marine Inc.	Navios Etoile	Marshall Is.	1/01–12/31	9/08-12/31	—
Faith Marine Ltd	Navios Altamira	Marshall Is.	1/01–12/31	9/08-12/31	—
Kleimar N.V.(37)	Operating Company/ Vessel Owning Company/Management Company	Belgium	1/01–12/31	9/08-12/31	—
Iris Shipping Corporation	N Amalthia	Marshall Is.	1/01–12/31	9/08-12/31	—
Moonstone Shipping Corporation (42)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/08-12/31	—
NAV Holdings Limited	Sub-Holding Company	Malta	1/01–12/31	9/08-12/31	—
Navios International Inc.	Operating Company	Marshall Is.	1/01–12/31	7/29-12/31	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	9/08-12/31	—
Vernazza Shiptrade Inc. (12)	Navios Canary	Marshall Is.	1/01–12/31	9/08-12/31	—
White Narcissus Marine S.A. (12), (37)	Navios Asteriks	Marshall Is.	1/01–12/31	9/08-12/31	—
Talia Shiptrade S.A.	Navios Magellan II	Marshall Is.	1/01–12/31	7/29-12/31	—
Shikhar Ventures S.A. (12)	Navios Stellar	Liberia	1/01–12/31	9/08-12/31	—
Opal Shipping Corporation	Rainbow N	Marshall Is.	1/01–12/31	9/08-12/31	—
Pharos Navigation S.A. (12)	Navios Phoenix	Marshall Is.	1/01–12/31	9/08-12/31	—
Pueblo Holdings Ltd. (12)	Navios Lumen	Marshall Is.	1/01–12/31	9/08-12/31	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	1/01–12/31	9/08-12/31	—
Rider Shipmanagement Inc.	Navios Felicity I	Marshall Is.	1/01–12/31	7/29-12/31	—
Roselite Shipping Corporation (12)	Navios Corali	Marshall Is.	1/01–12/31	9/08-12/31	—
Rumer Holding Ltd. (12)	Navios Antares	Marshall Is.	1/01–12/31	9/08-12/31	—
Jasmine Shipping Corporation	N Bonanza	Marshall Is.	1/01–12/31	9/08-12/31	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	1/01–12/31	9/08-12/31	—
Kastelorizo Shipping Corporation(49)	TBN XIII	Marshall Is.	1/01–12/31	10/19–12/31	—
Elafonisos Shipping Corporation(49)	TBN XIV	Marshall Is.	1/01-12/31	10/19–12/31	—
Koufonisi Shipping Corporation (12), (48)	Navios Felix	Marshall Is.	1/01–12/31	11/11–12/31	—
Ziggy Shipping Limited (51)	TBN XVII	Marshall Is.	1/03-12/31	—	—
Gatsby Maritime Company (22)	TBN XVIII	Marshall Is.	1/03-12/31	—	—
Atokos Shipping Corporation (12), (15)	Navios Horizon I	Marshall Is.	7/18-12/31	—	—
Kastos Shipping Corporation(52)	TBN XXVI	Marshall Is.	5/24-12/31	—	—
Ereikousa Shipping Corporation(22)	TBN XXV	Marshall Is.	5/24-12/31	—	—
Othonoi Shipping Corporation(22)	TBN XXIII	Marshall Is.	7/18-12/31	—	—
Mathraki Shipping Corporation(22)	TBN XXIV	Marshall Is.	7/18-12/31	—	—
Chalki Shipping Corporation(47)	TBN XX	Marshall Is.	5/31-12/31	—	—
Pserimos Shipping Corporation(52)	TBN XIX	Marshall Is.	5/31-12/31	—	—
Polyaigos Shipping Corporation(47)	TBN XXI	Marshall Is.	7/04-12/31	—	—
Trikeri Shipping Corporation(47)	TBN XXII	Marshall Is.	7/04-12/31	—	—
Makri Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Meganisi Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Despotiko Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Nisyros Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—